Members' Equity - Additional Information (Details) - USD ($)			9 Months Ended
	Feb. 03, 2023	Feb. 02, 2023	Sep. 30, 2025
Class of Stock [Line Items]
Common Units, Issued (in shares)	1,000
Proceeds from issuance of common units	$ 8,300,000,000
Preferred Units Issued		125
Series A Preferred Units | Series A Preferred Units
Class of Stock [Line Items]
Preferred Units Issued		125
Issuance of preferred units.		$ 125,000
Series B Preferred Units | Series B Preferred Units
Class of Stock [Line Items]
Preferred Units Issued			125
Issuance of preferred units.			$ 125,000